PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 1,322	$ 1,924
Prepaid insurance	412	575
Tax deposits	63	64
Other prepaid expenses	42	65
Other receivables	23	39
Total prepaid expenses and other receivables	$ 1,862	$ 2,667